ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed cash flows (Details) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares
Cash flows from operating activities:
Net income	¥ (7,110,688)	$ (1,016,815,000)	¥ 13,487		¥ 6,452,554
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation charges	225,727	32,279,000	365,752		862,642
Change in fair value of convertible senior notes	0	0	(323,474)		31,188
Share of income from subsidiaries	147,862	21,144,000	177,013		(222,674)
Exchange gain/(loss)	(7,006)	(1,002,000)	(484,364)		(938,092)
Changes in operating assets and liabilities:
(Increase)/decrease in other current assets	(318,475)	(45,541,000)	(175,015)		(219,861)
Net Cash Provided by (Used in) Operating Activities	1,081,871	154,708,000	16,850,366		13,826,124
Cash flows from investing activities:
Net cash used in investing activities	(5,377,366)	(768,952,000)	(2,902,219)		(15,159,670)
Cash flows from financing activities:
Proceeds from exercise of share options	0	0	3,691		0
Issuance cost paid for issuance of Jiangxi Jinko's convertible notes	0	0	0		(31,891)
Net cash provided by/(used in) financing activities	(758,706)	(108,495,000)	(6,268,345)		8,640,904
Effect of foreign exchange rate changes on cash and cash equivalents	254,606	36,406,000	630,893		848,969
Net decrease in cash and cash equivalents	(4,799,595)	(686,333,000)	8,310,695		8,156,327
Cash, cash equivalents, and restricted cash, beginning of the year	27,737,976	3,966,478,000	19,427,281		11,270,954
Cash, cash equivalents, and restricted cash, end of the year	22,938,381	3,280,145,000	27,737,976	$ 3,966,478,000	19,427,281
Parent Company
Supplemental disclosure of non-cash investing and financing cash flow information
Cash dividend	360,000		1,161,000		0
Dividends received	277,000
Dividends receivable	83,000
Reportable Legal Entities | Parent Company
Cash flows from operating activities:
Net income	(4,375,934)	(625,751,000)	54,540		3,447,443
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation charges	198,120	28,331,000	319,452		582,596
Change in fair value of convertible senior notes			(323,474)		31,188
Share of income from subsidiaries	4,165,946	595,723,000	(93,252)		(4,055,054)
Exchange gain/(loss)	6,007	859,000	26,914		(10,831)
Changes in operating assets and liabilities:
Decrease in due from subsidiaries					(206,412)
Decrease in due from a related party					3,454
(Increase)/decrease in other current assets	31	5,000			34
Increase/(Decrease) in due to subsidiaries			(412)		25,829
Increase/(decrease) in other current liabilities	(3,462)	(496,000)	10		(460)
Net Cash Provided by (Used in) Operating Activities	(9,292)	(1,329,000)	(16,222)		(182,213)
Cash flows from investing activities:
Cash collection for loans from subsidiaries	370,108	52,925,000	633,977		553,984
Cash paid for loans to subsidiaries	(7,087)	(1,013,000)
Net cash used in investing activities	363,021	51,912,000	633,977		553,984
Cash flows from financing activities:
Proceeds from exercise of share options			3,691
Repurchase of shares	(3,970)	(568,000)	(874,964)		(79,282)
Repayments of borrowing	(162,140)	(23,186,000)	(543,675)
Proceeds from bank borrowings			526,390		179,425
Dividend distribution	(486,826)	(69,615,000)	(547,686)		(559,599)
Dividends received from a subsidiary (offset with loans to the subsidiary)	277,000	39,610,000	550,880
Net cash provided by/(used in) financing activities	(375,936)	(53,759,000)	(885,364)		(459,456)
Effect of foreign exchange rate changes on cash and cash equivalents	(5,337)	(762,000)	(22,767)		9,934
Net decrease in cash and cash equivalents	(27,542)	(3,938,000)	(290,376)		(77,751)
Cash, cash equivalents, and restricted cash, beginning of the year	124,313	17,776,000	414,689		492,440
Cash, cash equivalents, and restricted cash, end of the year	96,771	$ 13,838,000	124,313	$ 17,776,000	414,689
Supplemental disclosure of non-cash investing and financing cash flow information
Conversion of convertible senior notes to ordinary shares			465,167		247,290
Offset of dividend receivable with loans to a subsidiary			610,000
Dividend declared per share | $ / shares		$ 0.325		$ 0.375		$ 0.375
Dividends	¥ 487,000	$ 68,100,000	¥ 548,000	$ 77,000,000	¥ 560,000	$ 79,000,000
Reportable Legal Entities | Parent Company | American Depositary Shares
Supplemental disclosure of non-cash investing and financing cash flow information
Dividend declared per share | $ / shares		$ 1.3		$ 1.5		$ 1.5